Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2024, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, as well as other commitments related to services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for
	Service Fee	Capital	Licensed Content	Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2025	364,056	393,743	692,640	214,284	1,664,723
2026	211,660	182,897	261,029	2,519	658,105
2027	101,866	48,363	116,286	318	266,833
2028	91,796	—	—	8	91,804
Beyond 2028	91,449	7,343	—	—	98,792
	860,827	632,346	1,069,955	217,129	2,780,257